DISCONTINUED OPERATIONS - Discontinued operations statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISCONTINUED OPERATIONS
Revenues	$ 4,181.0	$ 4,125.1	$ 4,057.1
Income from discontinued operations	3.8	18.2	1.0
Discontinued operations
DISCONTINUED OPERATIONS
Revenues	19.8	19.7	12.0
Expenses	14.6	14.8	10.6
Income taxes	1.4	1.3	0.4
Gain related to a business sold in 2015		(14.6)
Income from discontinued operations	$ 3.8	$ 18.2	$ 1.0